SHARE CAPITAL	12 Months Ended
May 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

11. SHARE CAPITAL

Common and Preferred Shares:

Authorized:

i. Unlimited common shares without par value

ii. Unlimited preferred shares without par value

On August 20, 2024, the Company consolidated its common shares on a 3.25:1 basis. All references to the number of shares, options, RSUs, warrants, finder’s warrants and their exercise prices are restated to reflect the consolidation.

Issued and outstanding:

As at May 31, 2025, the issued and outstanding common shares of the Company consisted of 29,613,178 common shares and nil preferred shares (May 31, 2024: 21,759,130 common shares and nil preferred shares).

On June 17, 2024, the Company completed a non-brokered private placement pursuant to which it has issued an aggregate of 834,178 units (each, a "June 2024 Unit"), at a price of $4.225 per June 2024 Unit for gross proceeds of $3,524,400. Each June 2024 Unit is comprised of one common share and one-half of one common share purchase warrant (the "June 2024 Share Warrant"). Each June 2024 Share Warrant entitles the holder to acquire one common share at an exercise price of $5.20 per common share for a period of two years from the closing date. The warrants are also subject to an acceleration right held by the Company if the shares have a closing price of $6.175 or greater per common share on the Canadian Securities Exchange (or such other exchange on which the common shares may be traded at such time) for a period of ten (10) consecutive trading days at any time from the date that is four months and one day after the closing date. The Company paid cash finder's fees of $144,054, all of which were recorded as share issuance costs, and issued 22,789 finder's warrants (the "June 2024 Finder Warrants") to certain finders in connection with the Offering. Each June 2024 Finder Warrant is exercisable into one share at a price of $5.20 per common share for a period of two years after the closing date.

On November 8, 2024, the Company closed an underwritten U.S. public offering of 941,177 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$ 4,000,002. In addition, the Company issued 47,058 warrants, for a five-year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On December 3, 2024, the Company closed a partial exercise of over-allotment option of 100,000 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$425,000. In addition, the Company issued 5,000 warrants, for a five-year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10). On December 11, 2024, the Company closed a partial exercise of over-allotment option of 22,470 common shares at a public offering price of US$4.25 per common share for gross proceeds of US$95,498. In addition, the Company issued 1,123 warrants, for a five-year period, with an exercise price of US$4.675 in connection with the U.S. public offering which resulted in the recognition of a derivative financial liability (Note 10).

During the year ended May 31, 2025, 272,228 February 2021 Share Warrants were exercised at an exercise price of $1.625, 313,334 April 2021 Share Warrants were exercised at an exercise price of $1.625, 338,590 July 2022 Share Warrants were exercised at an exercise price of $3.25, 589,935 April 2023 Share Warrants were exercised at an exercise price of $4.225, 38,976 April 2023 Finder Warrants were exercised at an exercise price of $4.225, 92,308 June 2024 Share Warrants were exercised at an exercise price of $5.20, 1,912 June 2024 Finder Warrants were exercised at an exercise price of $5.20, 69,500 options were exercised at an exercise price of $2.1125, 37,692 options were exercised at an exercise price of $2.34, 13,154 options were exercised at an exercise price of $3.25, 23,798 options were exercised at an exercise price of $3.5424, 20,615 options were exercised at an exercise price of $4.843, 1,619 options were exercised at an exercise price of $6.50, and 40,000 options were exercised at an exercise price of $9.00, resulting in the issue of 1,853,661 common shares and gross proceeds of $6,031,476.

During the year ended May 31, 2024, 198,515 February 2021 Share Warrants were exercised at an exercise price of $1.625, 547,531 April 2021 Share Warrants were exercised at an exercise price of $1.625, 1,018,271 April 2022 Share Warrants were exercised at an exercise price of $3.25, 17,522 July 2022 Share Warrants were exercised at an exercise price of $3.25, 36,154 April 2023 Share Warrants were exercised at an exercise price of $4.225, 41,767 April 2022 Finder Warrants were exercised at an exercise price of $3.25, 538 April 2023 Finder Warrants were exercised at an exercise price of $4.225, 69,231 options were exercised at an exercise price of $2.438, 23,077 options were exercised at an exercise price of $3.413, 23,077 options were exercised at an exercise price of $2.113, 13,538 options were exercised at an exercise price of $2.34, 13,385 options were exercised at an exercise price of $3.25, 46,154 options were exercised at an exercise price of $2.275, and 46,154 granted Restricted Share Units vested, resulting in the issue of 2,094,914 common shares and gross proceeds of $5,345,848.

Stock Options:

As at May 31, 2025, the following table details the stock options outstanding:

Number of Options	Weighted Average Exercise Price	Weighted Average Life (years)	Expiry Date
848,659	$2.1125	5.91	April 30, 2031
356,463	$2.3400	6.72	February 20, 2032
123,077	$2.2750	7.05	June 20, 2032
611,931	$3.2500	2.58	December 29, 2027
175,386	$3.5425	3.28	September 11, 2028
69,231	$3.5425	3.49	November 29, 2028
92,308	$4.1600	0.66	January 29, 2026
776,168	$6.5000	4.18	August 6, 2029
270,000	$9.0000	4.62	January 15, 2030
3,323,223	$4.0988	4.58

  A continuity schedule of the incentive stock options is as follows:

	May 31, 2025		May 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding beginning of year	2,454,940	$2.7107	2,225,860	$2.5029
Granted	1,136,169	7.1821	436,004	3.7278
Exercised	(206,378)	4.0335	(188,462)	2.5279
Cancelled	(61,508)	5.8689	(18,462)	3.5425
Outstanding, end of year	3,323,223	$4.0988	2,454,940	$2.7107
Exercisable, end of year	2,569,926	$3.2297	2,205,637	$2.6288
Weighted average life (years)	4.58		5.71

The fair value of the stock options granted were estimated using the Black-Scholes option pricing model based on the following assumption ranges:

Risk-free interest rate	from 3.02% to 3.14%
Expected life	from 1 to 5 years
Expected volatility	from 54.41% to 64.16%
Dividend rate	Nil

For the year ended May 31, 2025, an expense of $3,235,588 (2024: $1,315,930) was recognized for services provided based on vesting conditions of stock options. The amount recognized reflected the vesting duration of the options.

Share Purchase Warrants:

As at May 31, 2025, the following table details the share purchase warrants issued by the Company:

Description	Expiry Date	Outstanding at May 31, 2025	Exercise price	Term (years)
June 2024 Share Warrants	June 17, 2026	324,797	$ 5.200	2
June 2024 Finder Warrants	June 17, 2026	20,876	$ 5.200	2
November 2024 Share Warrants	November 7, 2029	53,181	US $ 4.675	5
Total outstanding and exercisable		398,854
Weighted average exercise price and remaining term (in years)			$ 5.3643	1.4991

        A continuity schedule of the number of share purchase warrants is as follows:

Total
Outstanding and exercisable, May 31, 2023	3,506,854
Cancelled/Expired/Exercised	(1,881,667)
Outstanding and exercisable, May 31, 2024	1,625,187
Issued	493,076
Cancelled/Expired/Exercised	(1,719,409)
Outstanding and exercisable, May 31, 2025	398,854

The carrying amounts of the June 2024 Finder Warrants are recognized as part of contributed surplus while the carrying amount of the other share purchase warrants are included in warrant reserve.

During the year ended May 31, 2025, 272,228 February 2021 Share Warrants were exercised at an exercise price of $1.625, 313,334 April 2021 Share Warrants were exercised at an exercise price of $1.625, 338,590 July 2022 Share Warrants were exercised at an exercise price of $3.25, 589,935 April 2023 Share Warrants were exercised at an exercise price of $4.225, 38,976 April 2023 Finder Warrants were exercised at an exercise price of $4.225, 92,308 June 2024 Share Warrants were exercised at an exercise price of $5.20, 1,912 June 2024 Finder Warrants were exercised at an exercise price of $5.20, resulting in the issue of 1,647,283 common shares and $1,247,778 being reclassified from warrants reserve to share capital and $44,166 being reclassified from contributed surplus to share capital.

During the year ended May 31, 2024, 198,515 February 2021 Share Warrants were exercised at an exercise price of $1.625, 547,531 April 2021 Share Warrants were exercised at an exercise price of $1.625, 1,018,271 April 2022 Share Warrants were exercised at an exercise price of $3.25, 17,522 July 2022 Share Warrants were exercised at an exercise price of $3.25, 36,154 April 2023 Share Warrants were exercised at an exercise price of $4.225, 41,767 April 2022 Finder Warrants were exercised at an exercise price of $3.25, and 538 April 2023 Finder Warrants were exercised at an exercise price of $4.225, resulting in the issue of 1,860,298 common shares and $1,229,017 being reclassified from warrants reserve to share capital and $42,521 being reclassified from contributed surplus to share capital.

The fair value of the warrants issued were estimated using the Black-Scholes option pricing model based on the following assumption ranges:

Risk-free interest rate	from 2.84% to 3.85%
Expected life	from 2 to 5 years
Expected volatility	from 50.35% to 64.63%
Dividend rate	Nil

Special Warrants

On the closing of the transaction with Aduro Energy Inc. and Aduro's security holders whereby the Aduro's security holders sold their shares to the Company such that all of the issued and outstanding common shares of Aduro are now wholly owned by the Company (the "Transaction"), the Company issued 8,205,124 special warrants (the "SWs"), consisting of 4,102,562 Class A special warrants (the "ASWs") and 4,102,562 Class B special warrants (the "BSWs") at a deemed price equal to the Company's discounted share price (as defined), to Aduro's special warrant trustee to be held in trust until distributed on the first milestone ("FM") achievement date. The SWs are convertible for no additional consideration into the Company's Shares on a one-for-one basis upon the later of the achievement of the FM in the case of the ASWs or the achievement of the second milestone ("SM") in the case of the BSWs, as applicable, and the distribution of the SWs by the trustee. The FM was achieved on January 18, 2022, resulting in the 4,102,562 ASWs distributed and automatically converted on a one-for-one basis into common shares of the Company for no additional consideration and the 4,102,562 BSWs special warrants were issued to the Aduro security holders in accordance with the terms of the securities exchange agreement ("SEA"). The SM was achieved on August 14, 2024, resulting in the automatic conversion of the 4,102,562 BSWs on a one-for-one basis into common shares of the Company for no additional consideration.

Restricted Share Units

On September 11, 2023, the Company awarded 46,154 RSUs to an officer of the company pursuant to the Company's equity incentive plan. All of the RSUs vested immediately upon the date of award, at which time the Company issued 46,154 common shares.